UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-07644

                           Gabelli Capital Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:   December 31

Date of reporting period:   June 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

∎ Gabelli Capital Asset Fund	Semiannual Report To Contractowners

Mario J. Gabelli, CFA

Portfolio Manager

Objective:

Growth of capital.

Current income is a
secondary objective

Portfolio:

At least 80% common stocks and securities convertible into common stocks

Inception Date:

May 1, 1995

Net Assets at

June 30, 2017:

$101,602,038

Top Ten Holdings (As of 6/30/2017) (Unaudited)

Company	Percentage of Total Net Assets
Diageo plc	3.5%
Honeywell International Inc.	3.1%
Brown-Forman Corp.	3.0%
Time Warner Inc.	2.6%
CBS Corp.	2.6%
Grupo Televisa SAB	2.4%
Viacom Inc.	2.3%
Waste Management Inc.	2.3%
Wells Fargo & Co.	2.3%
American Express Co.	2.1%

Sector Weightings (Percentage of Total Net Assets as of 6/30/2017) (Unaudited)

Average Annual Total Returns (For six months ended 6/30/2017) (Unaudited)

	Six Months	1 Year	5 Year	10 Year	15 Year	Since Inception (5/1/1995)
Gabelli Capital Asset Fund	8.18%	16.16%	11.55%	6.37%	9.32%	10.20%
S&P 500 Index	9.34	17.90	14.63	7.18	8.34	9.31(a)
Russell 3000 Index	8.93	18.51	14.58	7.26	8.66	9.43(a)

The Standard & Poor’s (“S&P”) 500 Index is an index of 500 primarily large cap U.S. stocks, which is generally considered to be representative of U.S. stock market activity. The Russell 3000 Index is an unmanaged indicator which measures the performance of the 3,000 largest U.S. traded stocks, in which the underlying companies are incorporated in the U.S. Index returns are provided for comparative purposes. Please note that the indicies are unmanaged and not available for direct investment and their returns do not reflect the fees and expenses that have been deducted from the Fund.

(a) S&P 500 Index & Russell 3000 Index since inception performance results are as of April 30, 1995.

About information in this report:

All performance data quoted are historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within seven business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianlife.com. Current performance may be higher or lower than the performance quoted here. Performance returns for periods of less than one year are not annualized. Investment returns and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Total return figures are historical and assume the reinvestment of distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

GABELLI CAPITAL ASSET FUND	1

∎ Gabelli Capital Asset Fund	Semiannual Report To Contractowners

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from January 1, 2017 through June 30, 2017

Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The “Annualized Expense Ratio” represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2016.

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio	Expenses Paid During Period*
Gabelli Capital Asset Fund
Actual Fund Return	$1,000.00	$1,081.80	1.22%	$6.30
Hypothetical 5% Return	$1,000.00	$1,018.74	1.22%	$6.11

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), then divided by 365.

2	GABELLI CAPITAL ASSET FUND

∎  Gabelli Capital Asset Fund

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2017:

Media	16.9%

Financials	13.6%

Consumer Staples	10.3%

Aerospace and Defense	9.4%

Machinery	8.7%

Materials	6.7%

Information Technology	4.5%

Telecommunication Services	4.0%

Commercial and Professional Services	3.9%

Energy	2.8%

Retailing	2.8%

Utilities	2.6%

Electrical Equipment	2.6%

Consumer Durables	2.1%

Health Care	2.0%

Consumer Services	1.9%

Transportation	1.4%

Publishing	0.8%

Building and Construction	0.6%

Diversified Industrial	0.6%

Building Products	0.5%

Automobiles and Components	0.5%

Closed-End Funds	0.4%

Other Assets and Liabilities (Net)	0.3%

Entertainment	0.1%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

GABELLI CAPITAL ASSET FUND	3

∎  Gabelli Capital Asset Fund

Schedule of Investments

June 30, 2017 (Unaudited)

Shares		Cost	Market Value
Common Stocks — 99.2%
Aerospace and Defense — 9.4%
86,000	Aerojet Rocketdyne Holdings Inc.†	$564,316	$1,788,800
5,000	Curtiss-Wright Corp.	81,616	458,900
7,500	HEICO Corp.	56,169	538,800
24,000	Honeywell International Inc.	684,028	3,198,960
35,000	Kaman Corp.	406,766	1,745,450
160,000	Rolls-Royce Holdings plc	1,219,090	1,856,782
11,360,000	Rolls-Royce Holdings plc, Cl. C†	14,599	14,796

		3,026,584	9,602,488

Automobiles and Components — 0.5%
2,700	BorgWarner Inc.	29,006	114,372
9,500	Dana Inc.	182,328	212,135
7,000	Superior Industries International Inc.	126,914	143,850

		338,248	470,357

Building and Construction — 0.6%
16,500	Herc Holdings Inc.†	569,757	648,780

Building Products — 0.5%
25,000	Griffon Corp.	292,772	548,750

Commercial and Professional Services — 3.9%
39,000	Rollins Inc.	87,822	1,587,690
32,000	Waste Management Inc.	1,184,831	2,347,200

		1,272,653	3,934,890

Consumer Durables — 2.1%
4,000	Cavco Industries Inc.†	113,920	518,600
10,000	Skyline Corp.†	47,937	60,200
40,000	Sony Corp., ADR	724,445	1,527,600

		886,302	2,106,400

Consumer Services — 1.9%
28,000	Boyd Gaming Corp.	181,549	694,680
12,000	Canterbury Park Holding Corp.	133,016	132,000
2,000	Churchill Downs Inc.	96,909	366,600
57,000	Dover Motorsports Inc.	243,790	119,700
9,500	Las Vegas Sands Corp.	51,835	606,955

		707,099	1,919,935

Consumer Staples — 10.3%
3,000	Archer Daniels Midland Co.	63,720	124,140
62,500	Brown-Forman Corp., Cl. A	600,200	3,081,250
1,000	Bunge Ltd.	50,230	74,600
50,000	Danone SA, ADR	537,479	751,000
30,000	Diageo plc, ADR	1,251,962	3,594,900
12,000	Fomento Economico Mexicano SAB de CV, ADR	395,224	1,180,080
400	National Beverage Corp.	20,216	37,424
10,000	The Coca-Cola Co.	244,940	448,500
33,000	Tootsie Roll Industries Inc.	479,323	1,150,050

		3,643,294	10,441,944

Shares		Cost	Market Value

Diversified Industrial — 0.6%
15,000	ITT Inc.	$281,248	$602,700

Electrical Equipment — 2.6%
24,500	AMETEK Inc.	97,143	1,483,965
24,000	Franklin Electric Co. Inc.	123,540	993,600
1,000	Rockwell Automation Inc.	47,492	161,960

		268,175	2,639,525

Energy — 2.8%
1,800	Anadarko Petroleum Corp.	153,503	81,612
2,500	Chevron Corp.	156,200	260,825
7,000	ConocoPhillips	147,012	307,720
7,000	Devon Energy Corp.	247,910	223,790
5,500	Exxon Mobil Corp.	223,215	444,015
51,000	RPC Inc.	276,170	1,030,710
2,800	Schlumberger Ltd.	202,832	184,352
88,000	Weatherford International plc†	951,243	340,560

		2,358,085	2,873,584

Financials — 13.6%
25,000	American Express Co.	623,528	2,106,000
3,000	Argo Group International Holdings Ltd.	66,278	181,800
2,500	BKF Capital Group Inc.†	73,625	18,937
45,000	Griffin Industrial Realty Inc.	621,868	1,411,650
13,000	JPMorgan Chase & Co.	413,087	1,188,200
23,000	Legg Mason Inc.	715,574	877,680
4,000	Marsh & McLennan Companies Inc.	104,159	311,840
27,500	Morgan Stanley	779,027	1,225,400
3,600	Northern Trust Corp.	176,884	349,956
17,000	Ryman Hospitality Properties Inc.	407,480	1,088,170
7,000	State Street Corp.	356,106	628,110
41,000	The Bank of New York Mellon Corp.	1,133,543	2,091,820
42,000	Wells Fargo & Co.	1,257,288	2,327,220

		6,728,447	13,806,783

Health Care — 2.0%
16,000	Boston Scientific Corp.†	112,014	443,520
500	DENTSPLY SIRONA Inc.	10,962	32,420
6,200	Henry Schein Inc.†	306,606	1,134,724
8,000	Patterson Cos., Inc.	238,344	375,600

		667,926	1,986,264

Information Technology — 4.5%
25,000	Corning Inc.	284,670	751,250
65,000	CTS Corp.	623,814	1,404,000
23,500	Diebold Nixdorf Inc.	698,794	658,000
4,000	EchoStar Corp., Cl. A†	85,763	242,800
2,800	Harris Corp.	221,724	305,424
20,000	Internap Corp.†	71,947	73,400
15,000	Texas Instruments Inc.	305,450	1,153,950

		2,292,162	4,588,824

Machinery — 8.7%
14,000	CIRCOR International Inc.	420,518	831,320

See accompanying notes to financial statements.

∎  Gabelli Capital Asset Fund

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Shares		Cost	Market Value
Common Stocks (Continued)
Machinery (Continued)
140,000	CNH Industrial NV	$914,479	$1,593,200
12,000	Crane Co.	349,931	952,560
2,000	Deere & Co.	57,800	247,180
9,500	Flowserve Corp.	163,764	441,085
11,000	Graco Inc.	653,847	1,202,080
6,000	IDEX Corp.	208,726	678,060
34,000	Navistar International Corp.†	789,722	891,820
8,800	The Eastern Co.	94,373	264,440
41,000	The L.S. Starrett Co., Cl. A	545,611	352,600
2,000	Watts Water Technologies Inc., Cl. A	32,206	126,400
22,000	Xylem Inc.	627,708	1,219,460

		4,858,685	8,800,205

Materials — 6.7%
1,080	AdvanSix Inc.†	7,769	33,739
20,000	Ampco-Pittsburgh Corp.	298,243	295,000
62,000	Ferro Corp.†	161,493	1,133,980
50,000	Freeport-McMoRan Inc.†	819,000	600,500
14,600	International Flavors & Fragrances Inc.	671,091	1,971,000
70,000	Myers Industries Inc.	804,903	1,256,500
40,000	Newmont Mining Corp.	1,368,979	1,295,600
3,000	Sensient Technologies Corp.	57,468	241,590

		4,188,946	6,827,909

Media — 16.9%
3,000	AMC Networks Inc., Cl. A†	48,772	160,230
40,000	CBS Corp., Cl. A, Voting	657,673	2,592,400
10,000	Cogeco Inc.	195,072	520,512
6,000	Discovery Communications Inc., Cl. A†	97,267	154,980
12,000	Discovery Communications Inc., Cl. C†	108,025	302,520
11,500	DISH Network Corp., Cl. A†	177,640	721,740
98,000	Grupo Televisa SAB, ADR	1,535,440	2,388,260
1,750	Liberty Broadband Corp., Cl. A†	11,466	150,133
3,050	Liberty Broadband Corp., Cl. C†	46,024	264,587
5,000	Liberty Global plc, Cl. A†	30,677	160,600
12,000	Liberty Global plc, Cl. C†	87,458	374,160
623	Liberty Global plc LiLAC, Cl. A†	4,578	13,563
1,497	Liberty Global plc LiLAC, Cl. C†	13,067	32,051
1,600	Liberty Media Corp. - Liberty Braves, Cl. A†	19,320	38,224
1,600	Liberty Media Corp. - Liberty Braves, Cl. C†	16,260	38,352
1,500	Liberty Media Corp. - Liberty Formula One, Cl. A†	5,307	52,545
1,500	Liberty Media Corp. - Liberty Formula One, Cl. C†	5,510	54,930

Shares		Cost	Market Value

1,600	Liberty Media Corp.- Liberty SiriusXM, Cl. A†	$5,739	$67,168
1,600	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	5,722	66,720
4,500	Meredith Corp.	148,105	267,525
27,000	MSG Networks Inc., Cl. A†	47,993	606,150
1,800	Nexstar Media Group Inc., Cl. A	110,430	107,640
6,000	Scripps Networks Interactive Inc., Cl. A	241,516	409,860
7,600	Sinclair Broadcast Group Inc., Cl. A	52,925	250,040
9,000	The Madison Square Garden Co, Cl. A†	123,410	1,772,100
26,400	Time Warner Inc.	763,940	2,650,824
20,000	Twenty-First Century Fox Inc., Cl. A	159,632	566,800
62,500	Viacom Inc., Cl. A	2,691,531	2,378,125

		7,410,499	17,162,739

Publishing — 0.8%
48,000	The E.W. Scripps Co., Cl. A†	489,248	854,880

Retailing — 2.8%
20,000	Aaron’s Inc.	99,963	778,000
20,000	CVS Health Corp.	619,913	1,609,200
10,000	Hertz Global Holdings Inc.†	185,061	115,000
3,400	Ingles Markets Inc., Cl. A	45,936	113,220
30,000	J.C. Penney Co. Inc.†	240,713	139,500
1,000	The Cheesecake Factory Inc.	34,814	50,300

		1,226,400	2,805,220

Telecommunication Services — 4.0%
22,000	Millicom International Cellular SA, SDR	1,421,905	1,299,417
10,000	Rogers Communications Inc., Cl. B	136,845	472,100
20,000	Telephone & Data Systems Inc.	560,529	555,000
45,000	United States Cellular Corp.†	1,765,535	1,724,400

		3,884,814	4,050,917

Transportation — 1.4%
22,000	GATX Corp.	771,947	1,413,940

Utilities — 2.6%
21,500	El Paso Electric Co.	193,131	1,111,550
20,000	GenOn Energy Inc., Escrow†	0	0
27,899	National Fuel Gas Co.	1,497,415	1,557,880

		1,690,546	2,669,430

	Total Common Stocks	$47,853,837	$100,756,464

See accompanying notes to financial statements.

∎  Gabelli Capital Asset Fund

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Shares		Cost	Market Value
Closed-End Funds — 0.4%

8,500	Altaba Inc.†	$132,031	$463,080

Rights — 0.1%
Entertainment — 0.1%
43,000	Media General Inc., CVR, expire 12/31/17†	0	73,530

TOTAL INVESTMENTS — 99.7%		$47,985,868	101,293,074
Other Assets and Liabilities (Net) — 0.3%			308,964

NET ASSETS — 100.0%			$101,602,038

†	Non-income producing security.
ADR	American Depositary Receipt
CVR	Contingent Value Right
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

∎  Gabelli Capital Asset Fund

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

ASSETS:
Investments, at value (cost $47,985,868)	$101,293,074
Receivable for investments sold	354,482
Receivable for Fund shares sold	50,387
Dividends receivable	117,408
Prepaid expense	660

Total Assets	101,816,011

LIABILITIES:
Payable for investment advisory fees	84,141
Payable to custodian	47,288
Payable for legal and audit fees	25,410
Payable for Fund shares redeemed	36,808
Payable for accounting fees	11,250
Payable for payroll expenses	67
Other accrued expenses	9,009

Total Liabilities	213,973

Net Assets (applicable to 4,804,559 shares outstanding)	$101,602,038

NET ASSETS CONSIST OF:
Paid-in capital	$43,332,085
Accumulated net investment income	180,524
Accumulated net realized gain on investments and foreign currency transactions	4,782,223
Net unrealized appreciation on investments	53,307,206

Net Assets	$101,602,038

Shares of Capital Stock, each at $0.001 par value; 500,000,000 shares authorized:
Net Asset Value, offering, and redemption price per share ($101,602,038 ÷ 4,804,559 shares outstanding)	$21.15

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $12,777)	$810,269
Interest	285

Total Investment Income	810,554

EXPENSES:
Advisory fees	517,856
Directors’ fees	32,994
Legal and audit fees	25,038
Accounting fees	22,500
Shareholder communications expenses	8,101
Custodian fees	5,339
Shareholder services fees	4,658
Interest expense	1,943
Payroll expenses	1,191
Miscellaneous expenses	10,410

Total Expenses	630,030

Net Investment Income	180,524

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on investments	6,016,700
Net realized loss on foreign currency transactions	(392)

Net realized gain on investments and foreign currency transactions	6,016,308

Net change in unrealized appreciation on investments	2,039,189

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	8,055,497

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,236,021

See accompanying notes to financial statements.

∎  Gabelli Capital Asset Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

OPERATIONS:
Net investment income	$180,524	$606,729
Net realized gain on investments and foreign currency transactions	6,016,308	7,489,939
Net change in unrealized appreciation on investments and foreign currency translations	2,039,189	5,289,322

Net Increase in Net Assets Resulting from Operations	8,236,021	13,385,990

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(603,194)
Net realized gain	—	(7,754,299)

Total Distributions to Shareholders	—	(8,357,493)

Net Decrease in Net Assets from Capital Share Transactions	(11,132,107)	(2,363,746)

Net Increase/(Decrease) in Net Assets	(2,896,086)	2,664,751
NET ASSETS:
Beginning of year	104,498,124	101,833,373

End of period (including undistributed net investment income of $180,524 and $0, respectively)	$101,602,038	$104,498,124

See accompanying notes to financial statements.

∎  Gabelli Capital Asset Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

	Six Months Ended June 30, 2017		Year Ended December 31,
	(Unaudited)		2016		2015	2014	2013	2012
Operating Performance:
Net asset value, beginning of year	$19.55		$18.59		$23.09	$25.08	$19.86	$18.62
Net investment income(a)	0.04		0.12		0.09	0.10	0.16	0.29
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	1.56		2.53		(2.08)	0.08	7.26	2.93
Total from investment operations	1.60		2.65		(1.99)	0.18	7.42	3.22
Distributions to Shareholders:
Net investment income	—		(0.12)		(0.10)	(0.12)	(0.16)	(0.31)
Net realized gain on investments	—		(1.57)		(2.40)	(2.04)	(2.03)	(1.67)
Return of capital	—		—		(0.01)	(0.01)	(0.01)	—
Total distributions	—		(1.69)		(2.51)	(2.17)	(2.20)	(1.98)
Net Asset Value, End of Period	$21.15		$19.55		$18.59	$23.09	$25.08	$19.86
Total Return †	8.2%		14.3%		(8.8)%	0.6%	37.5%	17.3%
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000’s)	$101,602		$104,498		$101,833	$130,614	$149,398	$119,645
Ratio of net investment income to average net assets	0.35	%(b)	0.60%		0.39%	0.41%	0.67%	1.43%
Ratio of operating expenses to average net assets	1.22	%(b)	1.22	%(c)	1.20%	1.15%	1.13%	1.21%
Portfolio turnover rate	1%		3%		1%	3%	10%	2%

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return does not include fees and expenses imposed on variable insurance contracts; if these fees were included the total return could be lower. Total return for a period of less than one year is not annualized.

(a)	Per share data are calculated using the average shares outstanding method.
(b)	Annualized.
(c)

During the year ended December 31, 2016, the Fund received a one time reimbursement of custody expenses paid in prior years. Had such reimbursement been included in this calculation, the expense ratio would have been 1.04%.

See accompanying notes to financial statements.

∎  Gabelli Capital Asset Fund

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.	Organization

The Gabelli Capital Asset Fund is a series of Gabelli Capital Series Funds, Inc. that was incorporated on April 8, 1993 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is growth of capital. Current income is a secondary objective. The Fund commenced investment operations on May 1, 1995. Shares of the Fund are available to the public only through the purchase of certain variable annuity and variable life insurance contracts issued by The Guardian Insurance & Annuity Company, Inc. (“Guardian”) and other selected insurance companies.

2.	Significant Accounting Policies

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and ask prices or, if there were no ask prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or ask prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments for which market quotations are readily available are valued at the average of the latest bid and ask prices. If there were no ask prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2017 is as follows:

∎  Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/17

INVESTMENTS IN SECURITIES:
(Market Value):
Common Stocks:
Aerospace and Defense	$ 9,587,692	—	$14,796	$ 9,602,488
Financials	13,787,846	$18,937	—	13,806,783
Utilities	2,669,430	—	0	2,669,430
Other Industries (a)	75,140,843	—	—	75,140,843
Total Common Stocks	101,185,811	18,937	14,796	101,219,544
Rights (a)	—	—	73,530	73,530
TOTAL INVESTMENTS IN SECURITIES - ASSETS	$101,185,811	$18,937	$88,326	$101,293,074

(a) Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers among Level 1, Level 2, and Level 3 during the six months ended June 30, 2017. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded

∎  Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities

The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income

Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Expenses

Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to recharacterization of distributions. These reclassifications have no impact on the net asset value (“NAV”) per share of the Fund.

The tax character of distributions paid during the year ended December 31, 2016 was as follows:

Year Ended December 31, 2016
Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$610,515
Net long term capital gains	7,746,978

Total distributions paid	$8,357,493

Provision for Income Taxes

The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable

∎  Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short term or long term capital losses.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2017:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$49,084,695	$55,397,722	$(3,189,343)	$52,208,379

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2017, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2017, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3.	Agreements with Affiliated Parties

The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.75% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of certain aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser. The Fund entered into a shareholder services agreement with The Guardian Insurance & Annuity Company, Inc. (“Guardian”), whereby Guardian provides various administrative services, including maintenance of books and records, reconciliations with respect to Fund purchase and redemption orders, and telephone support for contract owners, as well as providing advice to the Adviser with respect to relevant insurance laws, regulations, and related matters and IRS regulations with respect to variable contracts. As compensation for its services, the Fund pays Guardian a fee, computed daily and paid monthly, at the annual rate of 0.25% of the value of its average daily net assets.

The Fund pays each Director who is not considered an affiliated person an annual retainer of $3,000 plus $1,000 for each Board meeting attended, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receives an annual fee of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4.	Portfolio Securities

Purchases and sales of securities during the six months ended June 30, 2017, other than short term securities and U.S. Government obligations, aggregated $604,501 and $10,933,711, respectively.

5.	Transactions with Affiliates

During the six months ended June 30, 2017, the Fund paid $5,641 in brokerage commissions on security trades to G.research, LLC, an affiliate of the adviser.

∎  Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Investment Advisory Agreement. During the six months ended June 30, 2017, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

6.	Line of Credit

The Fund participates in an unsecured line of credit, which expires on March 8, 2018 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the 30 day LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in Interest expense in the Statement of Operations. At June 30, 2017, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2017 was $199,646 with a weighted average interest rate of 2.24%. The maximum amount borrowed at any time during the six months ended June 30, 2017 was $955,000.

7.	Capital Stock

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016

	Shares	Amount	Shares	Amount

Shares sold	26,575	$548,414	193,177	$3,815,927
Shares issued upon reinvestment of distributions	—	—	425,752	8,357,494
Shares redeemed	(566,836)	(11,680,521)	(750,607)	(14,537,167)

Net decrease	(540,261)	$(11,132,107)	(131,678)	$(2,363,746)

8.	Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9.	Subsequent Events

Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

∎  Gabelli Capital Asset Fund

Board Consideration and Re-Approval of Investment Management and Investment Advisory Agreements (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), contemplates that the Board of Directors (the “Board”) of Gabelli Capital Asset Fund (the “Fund”), the only series of Gabelli Capital Series Funds, Inc. (the “Company”), including a majority of the Directors who have no direct or indirect interest in the investment management agreement or the investment advisory agreement and are not “interested persons” of the Company, as defined in the 1940 Act (the “Independent Board Members”), are required annually to review and re-approve the terms of the Fund’s existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Investment Advisory Agreement (the “Advisory Agreement”) with Gabelli Funds, LLC (the “Adviser”) for the Fund.

More specifically, at a meeting held on February 22, 2017, the Independent Board Members, meeting in executive session, reviewed the written and oral information that had been made available and considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement.

1) The nature, extent, and quality of services provided by the Adviser.

The Board Members reviewed in detail the nature and extent of the services provided by the Adviser under the Advisory Agreement, and the quality of those services over the past year. The Board Members noted that these services included managing the investment program of the Fund, including the purchase and sale of portfolio securities, and overseeing all of the Fund’s third party service providers as well as providing general corporate services. The Board Members considered that the Adviser also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting, and related services for the Fund, including monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulations. The Board Members noted that, in addition to managing the investment program for the Fund, the Adviser provided certain non-advisory and compliance services, including services under the Fund’s Rule 38a-1 compliance program.

The Board Members also considered that the Adviser paid for all compensation of officers and non-Independent Board Members of the Fund. The Board Members evaluated these factors based on its direct experience with the Adviser and in consultation with Fund Counsel. The Board Members noted that the Adviser had engaged, at its expense, BNY Mellon Investment Servicing (US) Inc. (“BNY”) to assist it in performing certain of its administrative functions. The Board Members concluded that the nature and extent of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Adviser had not diminished over the past year, and that the quality of service continued to be high.

The Board Members reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality personnel, (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Advisory Agreement, (iii) the Adviser was responsive to requests of the Board, (iv) the scope and depth of the Adviser’s resources was adequate, and (v) the Adviser had kept the Board apprised of developments relating to the Fund and the industry in general. The Board Members also focused on the Adviser’s reputation and long standing relationship with the Fund. The Board Members also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund.

2) The performance of the Fund and the Adviser.

The Board Members reviewed the investment performance of the Fund, on an absolute basis, as compared with its Broadridge peer group of other SEC registered funds. The Board Members considered the Fund’s one, three, five, and ten year average annual total return for the periods ended December 31, 2016, but placed greater emphasis on the Fund’s longer term performance. The peer group considered by the Board Members was developed by Broadridge and was comprised of the Fund and all multi-cap core funds underlying variable insurance products, regardless of asset size or primary channel of distribution (the “Performance Peer Group”). The Board Members considered these comparisons helpful in their assessment as to whether the Adviser was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s investment objectives, strategies, limitations, and restrictions. In reviewing the performance of the Fund, the Board Members noted that the Fund’s performance was below its Performance Peer Group median for the three year and five year periods and above the median for the one year and ten year periods. The Board Members concluded that the Fund’s performance was reasonable in comparison with that of the Performance Peer Group.

∎  Gabelli Capital Asset Fund

Board Consideration and Re-Approval of Investment Management and Investment Advisory Agreements (Unaudited) (Continued)

In connection with its assessment of the performance of the Adviser, the Board Members considered the Adviser’s financial condition and whether it had the resources necessary to continue to carry out its functions under the Advisory Agreement. The Board Members concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Advisory Agreement and to continue to provide the high quality services that it has provided to the Fund to date.

3) The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund.

In connection with the Board Member’s consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund, the Board Members considered a number of factors. First, the Board Members compared the level of the advisory fee for the Fund against the comparative Broadridge expense peer group (“Expense Peer Group”). The Board Members also considered comparative non-management fee expenses and comparative total fund expenses of the Fund and the Expense Peer Group. The Board Members considered this information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In assessing this information, the Board Members considered both the comparative contract rates as well as the level of the total expense ratio. In particular, the Board Members noted that the Fund’s advisory fee and total expense ratio were above the Expense Peer Group median.

The Board Members also reviewed the fees charged by the Adviser to provide similar advisory services to other registered investment companies or accounts with similar investment objectives, noting that the fees charged by the Adviser were the same or lower, than the fees charged to the Fund.

The Board Members also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Fund and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board Members reviewed Pro Forma Income Statements of the Adviser for the fiscal year ended December 31, 2016. The Board Members considered one analysis for the Adviser as a whole, and a second analysis for the Adviser with respect to the Fund. With respect to the Fund analysis, the Board Members received an analysis based on the Fund’s average net assets during the period as well as a pro-forma analysis of profitability at higher asset levels. The Board Members concluded that the profitability of the Fund to the Adviser under either analysis was not excessive.

4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With respect to the Board Members’ consideration of economies of scale, the Board Members discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board Members also reviewed data from the Expense Peer Group to assess whether the Expense Peer Group funds had advisory fee breakpoints and, if so, at what asset levels. The Board Members also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board Members noted the Fund’s current size and concluded that under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event there were to be significant asset growth in the Fund, the Board Members determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5) Other Factors

In addition to the above factors, the Board Members also discussed other benefits received by the Adviser from its management of the Fund. The Board considered that the Adviser does use soft dollars in connection with its management of the Fund.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board Members deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Gabelli Capital Series Funds, Inc.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 8/24/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 8/24/2017

By (Signature and Title)* /s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date 8/24/2017

* Print the name and title of each signing officer under his or her signature.